Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700


                                  March 6, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

         Re: The Travelers Variable Life Insurance Separate Account Two File No. 811-7891
                  The Travelers Variable Life Insurance Separate Account Four File No. 811-7878

Commissioners:

         Annual reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the The Travelers Variable Life Insurance Separate Account Two of The Travelers Life and Annuity Company and The Travelers Variable Life Insurance Separate Account Four of The Travelers Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual report for Capital Appreciation Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual report for Money Market Portfolio is incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain portfolios of The Travelers Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.

                                                     John E. Connolly, Jr.